Business Acquisitions - Additional Information (Details) - USD ($)					9 Months Ended	12 Months Ended
	Sep. 03, 2021	Jul. 01, 2021	Apr. 05, 2021	Oct. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash purchase price					$ 5,014,500	$ 130,000
Goodwill					5,885,628	871,128	$ 741,128
Michael F. Hamant, M.D., P.C
Business Acquisition [Line Items]
Cash purchase price				$ 140,000
Transaction fee				20,000
Goodwill				$ 130,000
Robert E. Mutterperl, D.O., S.C
Business Acquisition [Line Items]
Cash purchase price			$ 85,000
Transaction fee			3,000
Goodwill			$ 82,000
Neisa I. Diaz, M.D., LLC
Business Acquisition [Line Items]
Cash purchase price		$ 3,802,037
Goodwill		$ 1,960,000
Useful life of acquired intangible assets		10 years
Medical Associates of Tampa Bay, LLC
Business Acquisition [Line Items]
Cash purchase price	$ 1,154,000
Goodwill	$ 892,550				$ 3,805,628	$ 871,128
Useful life of acquired intangible assets	10 years